As filed with the Securities and Exchange Commission on February 22, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – December 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2017
(UNAUDITED)

TABLE OF CONTENTS

1

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Shares	Security Description	Value
Equity Securities - 97.6%
Common Stock - 96.3%
Australia - 3.0%
38,000	Aconex, Ltd. (a)	$227,412
11,400	ARB Corp., Ltd.	166,601
74,000	Greencross, Ltd.	363,175
152,710	Metals X, Ltd.	123,918
79,870	The Star Entertainment Group, Ltd.	378,897
91,660	Western Areas, Ltd.	231,717
		1,491,720
Austria - 2.2%
16,314	FACC AG (a)	338,734
5,191	Oesterreichische Post AG	233,067
6,261	Palfinger AG	255,755
2,700	Schoeller-Bleckmann Oilfield Equipment AG (a)	275,366
		1,102,922
Belgium - 0.2%
22,359	AGFA-Gevaert NV (a)	104,278
Brazil - 0.5%
13,507	Cia Hering	104,323
58,760	Duratex SA	162,971
		267,294
Canada - 4.9%
55,950	Cardinal Energy, Ltd.	226,560
34,900	DHX Media, Ltd., Class B	126,051
14,200	Intertape Polymer Group, Inc.	242,767
24,100	Martinrea International, Inc.	307,529
180,230	Surge Energy, Inc.	299,666
74,960	TORC Oil & Gas, Ltd.	449,641
167,300	Trevali Mining Corp. (a)	202,304
71,170	Western Forest Products, Inc.	138,716
68,430	Whitecap Resources, Inc.	487,230
		2,480,464
China - 1.3%
52,000	Beijing Capital International Airport Co., Ltd., Class H	78,404
953,040	China BlueChemical, Ltd., Class H	301,300
460,000	Goodbaby International Holdings, Ltd.	252,584
		632,288
Cyprus - 0.4%
89,500	Atalaya Mining PLC (a)	199,383
Denmark - 1.6%
8,612	Bavarian Nordic A/S (a)	311,324
4,770	Jyske Bank A/S	271,530
728	Rockwool International A/S, Class B	206,384
		789,238
Finland - 0.4%
7,423	Ramirent OYJ	69,560
6,728	Valmet OYJ	132,713
		202,273
France - 3.6%
5,100	Akka Technologies	283,321
8,100	Albioma SA	204,483
15,697	Derichebourg SA	171,616
3,000	ESI Group (a)	167,379
15,000	FIGEAC-AERO (a)	339,977
6,500	Kaufman & Broad SA	309,075
3,200	LNA Sante SA	226,148
1,117	Naturex (a)	118,704
		1,820,703
Shares	Security Description	Value
Germany - 5.2%
3,400	CANCOM SE	$283,116
88,813	Deutz AG	807,635
10,000	FinTech Group AG (a)	367,694
5,060	Gerresheimer AG	419,644
12,362	Hamburger Hafen und Logistik AG	351,086
4,987	Leoni AG	373,320
		2,602,495
Guernsey - 0.5%
64,000	SafeCharge International Group, Ltd.	255,773
Hong Kong - 0.1%
25,000	Melco International Development, Ltd.	73,597
Ireland - 1.0%
68,440	C&C Group PLC	234,035
141,000	Hibernia REIT PLC	257,829
		491,864
Italy - 2.1%
9,620	Banca Generali SpA	320,190
2,356	Biesse SpA	119,576
91,690	Cairo Communication SpA	408,153
20,640	Zignago Vetro SpA	201,586
		1,049,505
Japan - 29.2%
8,400	Alps Electric Co., Ltd.	240,053
13,900	Arcs Co., Ltd.	324,200
53,000	Asanuma Corp.	191,915
134,000	Clarion Co., Ltd.	498,300
4,400	DIC Corp.	166,355
4,300	Digital Arts, Inc.	171,924
11,400	Doutor Nichires Holdings Co., Ltd.	281,573
27,500	eRex Co, Ltd.	259,197
7,700	FCC Co., Ltd.	202,486
43,200	FIDEA Holdings Co., Ltd.	78,598
5,500	FreakOut Holdings, Inc. (a)	130,282
8,755	Fumakilla, Ltd.	178,169
6,300	Heiwado Co., Ltd.	131,004
3,100	Hirata Corp.	320,524
103,100	Hitachi Zosen Corp.	542,608
34,900	Infomart Corp.	208,455
17,900	Internet Initiative Japan, Inc.	327,101
22,520	Itoki Corp.	166,889
46,900	JVC Kenwood Corp.	161,085
26,300	Kanamoto Co., Ltd.	815,784
5,900	Kato Works Co., Ltd.	179,343
14,000	Kohnan Shoji Co., Ltd.	302,179
6,100	Lasertec Corp.	154,077
48,500	Makino Milling Machine Co., Ltd.	491,134
15,010	Marui Group Co., Ltd.	274,823
8,600	Milbon Co., Ltd.	289,274
87,300	Monex Group, Inc.	247,934
30,020	Nakano Corp.	172,114
7,100	Nihon Chouzai Co., Ltd.	216,450
8,700	Nippon Ceramic Co., Ltd.	223,687
2,200	Nishio Rent All Co., Ltd.	71,462
50,030	North Pacific Bank, Ltd.	167,840
43,300	NTN Corp.	214,819
6,300	Optex Group Co., Ltd.	332,682
29,000	Osaki Electric Co., Ltd.	209,763
9,500	Poletowin Pitcrew Holdings, Inc.	177,142
8,400	Round One Corp.	141,348
10,200	Ryobi, Ltd.	289,683
1,700	Saizeriya Co., Ltd.	56,880
27,600	Seikitokyu Kogyo Co., Ltd.	159,464

See Notes to Financial Statements.	2

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Shares	Security Description		Value
55,000	Shinmaywa Industries, Ltd.		$524,251
22,520	Shinnihon Corp.		197,468
3,600	St. Marc Holdings Co., Ltd.		99,365
3,500	Studio Alice Co., Ltd.		88,498
15,500	Tadano, Ltd.		257,382
4,500	Taiyo Holdings Co., Ltd.		200,488
32,100	Takara Leben Co., Ltd.		141,875
3,390	TechnoPro Holdings, Inc.		184,130
32,600	The Chiba Bank, Ltd.		271,389
1,600	The Miyazaki Bank, Ltd.		54,600
2,100	The Nisshin Oillio Group, Ltd.		63,648
15,500	Tokyo Dome Corp.		156,823
11,500	Toppan Forms Co., Ltd.		130,233
111,000	Toshiba TEC Corp.		699,445
4,400	Uchida Yoko Co., Ltd.		123,399
5,200	United Arrows, Ltd.		211,138
1,100	V Technology Co., Ltd.		178,265
4,800	Warabeya Nichiyo Holdings Co., Ltd.		136,108
12,400	W-Scope Corp.		257,629
2,000	Yamaya Corp.		60,883
19,500	Yonex Co., Ltd.		125,298
6,300	Yuasa Trading Co., Ltd.		228,964
42,400	Yumeshin Holdings Co., Ltd.		407,537
14,300	Zojirushi Corp.		145,697
			14,713,113
Malaysia - 0.6%
201,000	Genting Malaysia Bhd		279,622
Mexico - 0.4%
141,030	PLA Administradora Industrial S de RL de CV REIT (a)		213,813
Netherlands - 3.5%
14,905	BE Semiconductor Industries NV		1,250,253
12,817	Intertrust NV (b)		240,366
54,250	PostNL NV		265,314
			1,755,933
New Zealand - 1.0%
62,700	Fletcher Building, Ltd.		337,710
92,000	Vista Group International, Ltd.		188,429
			526,139
Norway - 2.1%
46,912	Grieg Seafood ASA		412,807
24,500	Hoegh LNG Holdings, Ltd.		193,956
10,000	Norway Royal Salmon ASA		163,813
22,000	Otello Corp. ASA (a)		70,202
9,216	TGS NOPEC Geophysical Co. ASA		217,980
			1,058,758
Philippines - 0.9%
4,113,100	Filinvest Land, Inc.		154,901
154,980	Metropolitan Bank & Trust Co.		314,803
			469,704
Portugal - 0.8%
65,320	NOS SGPS SA		429,569
South Africa - 0.5%
30,030	Truworths International, Ltd.		229,293
South Korea - 4.2%
3,981	CJ O Shopping Co., Ltd. (a)		859,008
1,386	Cosmax, Inc. (a)		151,475
26,310	DGB Financial Group, Inc. (a)		259,279
6,200	Doosan Bobcat, Inc. (a)		207,333
6,472	F&F Co., Ltd. (a)		253,608
1,040	SK Materials Co., Ltd. (a)		174,863
Shares	Security Description		Value
8,572	PSK, Inc. (a)		$206,183
			2,111,749
Spain - 1.0%
35,932	Ence Energia y Celulosa SA		237,121
163,410	Unicaja Banco SA (a)(b)		257,633
			494,754
Sweden - 4.5%
6,600	BioGaia AB, Class B		262,291
11,600	Bulten AB		173,227
8,911	Evolution Gaming Group AB (b)		630,595
30,000	Humana AB		201,143
38,430	Husqvarna AB		365,884
40,020	Nobina AB (b)		263,447
268,000	Opus Group AB		212,359
5,000	Troax Group AB		169,753
			2,278,699
Switzerland - 2.5%
3,103	Bobst Group SA		412,693
1,259	Bucher Industries AG		511,636
26	Inficon Holding AG		16,236
3,190	Valiant Holding AG		345,042
			1,285,607
Taiwan - 6.1%
94,000	Ability Enterprise Co., Ltd.		62,859
33,020	Advantech Co., Ltd.		233,571
41,000	Casetek Holdings Ltd		140,531
98,703	Chicony Electronics Co., Ltd.		248,760
428,000	E Ink Holdings, Inc.		690,358
323,000	Elan Microelectronics Corp.		500,371
58,000	Global Unichip Corp.		497,001
68,000	Globe Union Industrial Corp.		50,500
192,000	King's Town Bank Co., Ltd.		240,335
124,000	Kinik Co.		362,518
36,000	Taiwan FU Hsing Industrial Co., Ltd.		45,486
			3,072,290
United Kingdom - 12.0%
37,920	Arrow Global Group PLC		203,127
78,000	Biffa PLC (b)		275,917
44,640	Brewin Dolphin Holdings PLC		235,056
45,139	Electrocomponents PLC		381,817
254,901	Hays PLC		629,459
104,250	Pagegroup PLC		658,021
39,330	Playtech PLC		456,938
45,000	Polypipe Group PLC		238,896
17,346	Redde PLC		41,043
49,352	Safestore Holdings PLC REIT		332,897
45,006	SSP Group Plc		415,024
3,000	Stallergenes Greer PLC (a)		138,618
13,360	Travis Perkins PLC		282,656
38,748	Tyman PLC		190,036
75,000	Urban & Civic PLC		290,620
64,327	Virgin Money Holdings UK PLC		246,831
31,845	WH Smith PLC		1,009,106
			6,026,062
Total Common Stock (Cost $42,460,708)			48,508,902
Shares	Security Description	Rate	Value
Preferred Stock - 1.3%
Brazil - 0.0%
76	Banco ABC Brasil SA	0.55%	394
92	Cia de Saneamento do Parana	0.33	324
			718

See Notes to Financial Statements.	3

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Shares	Security Description	Rate	Value
Germany - 1.3%
13,518	Jungheinrich AG	0.44%	$638,159
Total Preferred Stock (Cost $554,012)			638,877
Total Equity Securities (Cost $43,014,720)			49,147,779
Shares	Security Description		Value
Rights - 0.0%
7,690	Casetek Holdings, Ltd. (a)(c) (Cost $0)		2,584
Money Market Fund - 1.6%
810,944	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.17% (d) (Cost $810,944)		810,944
Investments, at value - 99.2% (Cost $43,825,664)			$49,961,307
Other Assets & Liabilities, Net – 0.8%			411,879
Net Assets – 100.0%			$50,373,186

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,667,958 or 3.3% of net assets.
(c)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $2,584 or 0.0% of net assets.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$1,491,720	$-	$-	$1,491,720
Austria	1,102,922	-	-	1,102,922
Belgium	104,278	-	-	104,278
Brazil	267,294	-	-	267,294
Canada	2,480,464	-	-	2,480,464
China	632,288	-	-	632,288
Cyprus	199,383	-	-	199,383
Denmark	789,238	-	-	789,238
Finland	202,273	-	-	202,273
France	1,820,703	-	-	1,820,703
Germany	2,602,495	-	-	2,602,495
Guernsey	255,773	-	-	255,773
Hong Kong	73,597	-	-	73,597
Ireland	491,864	-	-	491,864
Italy	1,049,505	-	-	1,049,505
Japan	14,713,113	-	-	14,713,113
Malaysia	279,622	-	-	279,622
Mexico	213,813	-	-	213,813
Netherlands	1,755,933	-	-	1,755,933
New Zealand	526,139	-	-	526,139
Norway	1,058,758	-	-	1,058,758
Philippines	469,704	-	-	469,704
Portugal	429,569	-	-	429,569
South Africa	229,293	-	-	229,293
South Korea	2,111,749	-	-	2,111,749
Spain	494,754	-	-	494,754
Sweden	2,278,699	-	-	2,278,699
Switzerland	1,285,607	-	-	1,285,607
Taiwan	3,072,290	-	-	3,072,290
United Kingdom	6,026,062	-	-	6,026,062
Preferred Stock
Brazil	718	-	-	718
Germany	638,159	-	-	638,159

See Notes to Financial Statements.	4

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Level 1	Level 2	Level 3	Total
Investments At Value
Rights	$-	$-	$2,584	$2,584
Money Market Fund	-	810,944	-	810,944
Total Investments At Value	$49,147,779	$810,944	$2,584	$49,961,307

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
Rights

Balance as of June 30, 2017	$-
Corporate Action	2,584
Balance as of December 31, 2017	$2,584
Net change in unrealized appreciation (depreciation) from investments held as of December 31, 2017	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.
PORTFOLIO HOLDINGS
% of Total Investments
Australia	3.0%
Austria	2.2%
Belgium	0.2%
Brazil	0.5%
Canada	5.0%
China	1.3%
Cyprus	0.4%
Denmark	1.6%
Finland	0.4%
France	3.6%
Germany	5.2%
Guernsey	0.5%
Hong Kong	0.1%
Ireland	1.0%
Italy	2.1%
Japan	29.4%
Malaysia	0.6%
Mexico	0.4%
Netherlands	3.5%
New Zealand	1.1%
Norway	2.1%
Philippines	0.9%
Portugal	0.9%
South Africa	0.5%
South Korea	4.2%
Spain	1.0%
Sweden	4.6%
Switzerland	2.6%
Taiwan	6.1%
United Kingdom	12.1%
Preferred Stock	1.3%
Rights	0.0%
Money Market Fund	1.6%
100.0%

See Notes to Financial Statements.	5

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2017

ASSETS
. Investments, at value (Cost $43,825,664)	$49,961,307
Foreign currency (Cost $229,644)	237,211
Receivables:
Fund shares sold	109,003
Dividends	107,392
Prepaid expenses	10,049
Total Assets	50,424,962

LIABILITIES
Accrued Liabilities:
Investment adviser fees	30,543
Trustees' fees and expenses	98
Fund services fees	12,638
Other expenses	8,497
Total Liabilities	51,776

NET ASSETS	$50,373,186

COMPONENTS OF NET ASSETS
Paid-in capital	$47,228,230
Distributions in excess of net investment income	(2,317,378)
Accumulated net realized loss	(682,659)
Net unrealized appreciation	6,144,993
NET ASSETS	$50,373,186
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,798,399
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.50
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	6

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED DECEMBER 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $53,464) .	$438,698
Total Investment Income	438,698

EXPENSES
Investment adviser fees	292,029
Fund services fees	78,818
Custodian fees	34,308
Registration fees	9,946
Professional fees	19,154
Trustees' fees and expenses	3,640
Other expenses	40,743
Total Expenses	478,638
Fees waived and expenses reimbursed	(113,581)
Net Expenses	365,057

NET INVESTMENT INCOME	73,641

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	2,541,996
Foreign currency transactions	(43,430)
Net realized gain	2,498,566
Net change in unrealized appreciation (depreciation) on:
Investments	1,760,261
Deferred foreign capital gains taxes	4,394
Foreign currency translations	5,641
Net change in unrealized appreciation (depreciation)	1,770,296
NET REALIZED AND UNREALIZED GAIN	4,268,862
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,342,503

See Notes to Financial Statements.	7

ACUITAS INTERNATIONAL SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017	For the Year Ended June 30, 2017
OPERATIONS
Net investment income	$73,641	$402,620
Net realized gain	2,498,566	1,284,928
Net change in unrealized appreciation (depreciation)	1,770,296	5,528,424
Increase in Net Assets Resulting from Operations	4,342,503	7,215,972

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(2,541,258)	(871,425)

CAPITAL SHARE TRANSACTIONS
Sale of shares	2,100,404	4,877,347
Reinvestment of distributions	2,541,258	866,120
Redemption of shares	(2,409,942)	(8,423,154)
Redemption fees	43	851
Increase (Decrease) in Net Assets from Capital Share Transactions	2,231,763	(2,678,836)
Increase in Net Assets	4,033,008	3,665,711

NET ASSETS
Beginning of Period	46,340,178	42,674,467
End of Period (Including line (a))	$50,373,186	$46,340,178

SHARE TRANSACTIONS
Sale of shares	199,547	512,174
Reinvestment of distributions	242,950	95,178
Redemption of shares	(228,685)	(882,465)
Increase (Decrease) in Shares	213,812	(275,113)

(a) Undistributed (distributions in excess of) net investment income	$(2,317,378)	$150,239

See Notes to Financial Statements.	8

ACUITAS INTERNATIONAL SMALL CAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2017		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.11		$8.78	$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.02		0.09	0.12	0.08
Net realized and unrealized gain (loss)	0.93		1.43	(0.85)	(0.27)
Total from Investment Operations	0.95		1.52	(0.73)	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.56)		(0.19)	(0.28)	(0.02)
REDEMPTION FEES (b)	—	(c)	— (c)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$10.50		$10.11	$8.78	$9.79
TOTAL RETURN	9.38	%(d)	17.57%	(7.57)%	(1.91	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$50,373	$46,340		$42,674	$46,653
Ratios to Average Net Assets:
Net investment income	0.30	%(e)	0.91%	1.35%	0.91	%(e)
Net expenses	1.50	%(e)	1.50%	1.50%	1.50	%(e)
Gross expenses (f)	1.97	%(e)	2.04%	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	75	%(d)	105%	104%	112	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	9

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Shares	Security Description	Value
Common Stock - 97.8%
Consumer Discretionary - 17.3%
60,630	America's Car-Mart, Inc. (a)	$2,707,130
45,000	Beazer Homes USA, Inc. (a)	864,450
21,300	Bridgepoint Education, Inc. (a)	176,790
26,300	Care.com, Inc. (a)	474,452
26,332	Carriage Services, Inc.	676,996
7,200	Century Communities, Inc. (a)	223,920
34,200	Chicken Soup For The Soul Entertainment, Inc. (a)	307,800
14,086	Chuy's Holdings, Inc. (a)	395,112
28,461	Conn's, Inc. (a)	1,011,789
16,321	CRA International, Inc.	733,629
103,785	Crown Crafts, Inc.	669,413
31,955	Hemisphere Media Group, Inc. (a)	369,080
44,168	Horizon Global Corp. (a)	619,235
18,600	K12, Inc. (a)	295,740
10,500	Lifetime Brands, Inc.	173,250
21,100	M/I Homes, Inc. (a)	725,840
9,600	Monarch Casino & Resort, Inc. (a)	430,272
13,285	Motorcar Parts of America, Inc. (a)	331,992
9,600	Perry Ellis International, Inc. (a)	240,384
6,191	Red Robin Gourmet Burgers, Inc. (a)	349,172
16,135	Saga Communications, Inc., Class A	652,661
10,700	Stoneridge, Inc. (a)	244,602
130,642	TravelCenters of America, LLC (a)	535,632
19,929	William Lyon Homes, Class A (a)	579,535
15,464	Winmark Corp.	2,001,042
8,400	Winnebago Industries, Inc.	467,040
33,800	ZAGG, Inc. (a)	623,610
		16,880,568
Consumer Staples - 1.1%
12,980	Core-Mark Holding Co., Inc.	409,908
6,700	Medifast, Inc.	467,727
7,200	Seneca Foods Corp., Class A (a)	221,400
		1,099,035
Energy - 3.8%
126,000	Abraxas Petroleum Corp. (a)	309,960
38,400	Dawson Geophysical Co. (a)	190,848
56,765	Natural Gas Services Group, Inc. (a)	1,487,243
67,501	Newpark Resources, Inc. (a)	580,509
33,300	SunCoke Energy, Inc. (a)	399,267
33,049	Unit Corp. (a)	727,078
		3,694,905
Financial Services - 20.0%
38,100	Arbor Realty Trust, Inc. REIT	329,184
23,500	Ashford Hospitality Prime, Inc. REIT	228,655
158,255	Atlas Financial Holdings, Inc. (a)	3,252,140
16,400	Berkshire Hills Bancorp, Inc.	600,240
4,700	Carolina Financial Corp.	174,605
23,028	Cass Information Systems, Inc.	1,340,460
18,300	CatchMark Timber Trust, Inc., Class A REIT	240,279
16,200	Central Valley Community Bancorp	326,916
9,200	Cherry Hill Mortgage Investment Corp. REIT	165,508
27,400	Crawford & Co., Class B	263,588
3,062	Diamond Hill Investment Group, Inc. (a)	632,793
22,300	Donegal Group, Inc., Class A	385,790
56,300	Dynex Capital, Inc. REIT	394,663
10,427	eHealth, Inc. (a)	181,117
16,500	Enterprise Financial Services Corp.	744,975
38,100	EZCORP, Inc., Class A (a)	464,820
Shares	Security Description	Value
10,400	Federal Agricultural Mortgage Corp., Class C	$813,696
17,100	Financial Institutions, Inc.	531,810
7,800	First Connecticut Bancorp, Inc.	203,970
12,800	First Defiance Financial Corp.	665,216
18,700	First Internet Bancorp	713,405
11,700	Flushing Financial Corp.	321,750
44,989	Fortress Transportation & Infrastructure Investors, LLC	896,631
9,500	FS Bancorp, Inc.	518,415
10,423	Health Insurance Innovations, Inc., Class A (a)	260,054
18,500	Horizon Bancorp	514,300
15,900	Independent Bank Corp.	355,365
21,200	MTGE Investment Corp. REIT	392,200
34,448	NMI Holdings, Inc., Class A (a)	585,616
35,900	OFG Bancorp	337,460
11,600	Old Line Bancshares, Inc.	341,504
19,700	Peapack Gladstone Financial Corp.	689,894
14,800	PennyMac Financial Services, Inc., Class A (a)	330,780
8,500	Preferred Bank/Los Angeles CA	499,630
14,250	Premier Financial Bancorp, Inc.	286,140
46,017	Pzena Investment Management, Inc., Class A	491,001
		19,474,570
Health Care - 19.6%
6,818	Aclaris Therapeutics, Inc. (a)	168,132
78,625	Addus HomeCare Corp. (a)	2,736,150
43,863	Agile Therapeutics, Inc. (a)	117,991
32,856	AMAG Pharmaceuticals, Inc. (a)	435,342
45,571	Apollo Endosurgery, Inc. (a)	255,198
45,800	Applied Genetic Technologies Corp. (a)	164,880
28,900	Ardelyx, Inc. (a)	190,740
8,200	Arena Pharmaceuticals, Inc. (a)	278,554
32,000	BioCryst Pharmaceuticals, Inc. (a)	157,120
4,600	BioSpecifics Technologies Corp. (a)	199,318
33,662	BioTelemetry, Inc. (a)	1,006,494
20,900	Calithera Biosciences, Inc. (a)	174,515
17,434	Capital Senior Living Corp. (a)	235,185
33,000	ChemoCentryx, Inc. (a)	196,350
16,945	Clearside Biomedical, Inc. (a)	118,615
6,100	Concert Pharmaceuticals, Inc. (a)	157,807
86,281	Cross Country Healthcare, Inc. (a)	1,100,946
6,500	Enanta Pharmaceuticals, Inc. (a)	381,420
42,000	Enzo Biochem, Inc. (a)	342,300
14,123	Exactech, Inc. (a)	698,382
51,219	Fortress Biotech, Inc. (a)	204,364
68,700	Harvard Bioscience, Inc. (a)	226,710
3,200	Heska Corp. (a)	256,672
86,300	MEI Pharma, Inc. (a)	181,230
25,829	National Research Corp., Class A	963,422
18,219	National Research Corp., Class B	1,036,114
103,884	NeoGenomics, Inc. (a)	920,412
44,404	Neos Therapeutics, Inc. (a)	452,921
9,961	Paratek Pharmaceuticals, Inc. (a)	178,302
34,000	Progenics Pharmaceuticals, Inc. (a)	202,300
45,700	RadNet, Inc. (a)	461,570
9,115	Repligen Corp. (a)	330,692
45,414	SeaSpine Holdings Corp. (a)	459,590
16,600	Spectrum Pharmaceuticals, Inc. (a)	314,570
9,391	Supernus Pharmaceuticals, Inc. (a)	374,231
28,860	Utah Medical Products, Inc.	2,349,204
67,054	VBI Vaccines, Inc. (a)	286,321
38,400	Verastem, Inc. (a)	117,888

See Notes to Financial Statements.	10

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2017

Shares	Security Description	Value
55,790	ViewRay, Inc. (a)	$516,615
10,626	Xencor, Inc. (a)	232,922
		19,181,489
Materials & Processing - 5.6%
25,000	American Vanguard Corp.	491,250
26,615	Culp, Inc.	891,603
14,843	KMG Chemicals, Inc.	980,826
8,200	Oil-Dri Corp of America	340,300
10,200	Patrick Industries, Inc. (a)	708,390
27,800	PGT Innovations, Inc. (a)	468,430
21,296	Quanex Building Products Corp.	498,326
5,442	US Concrete, Inc. (a)	455,223
35,600	Verso Corp., Class A (a)	625,492
		5,459,840
Producer Durables - 17.6%
11,900	ArcBest Corp.	425,425
19,900	CAI International, Inc. (a)	563,568
13,400	Columbus McKinnon Corp.	535,732
26,000	Commercial Vehicle Group, Inc. (a)	277,940
15,200	Global Brass & Copper Holdings, Inc.	503,120
22,631	GP Strategies Corp. (a)	525,039
98,865	Graham Corp.	2,069,244
82,992	Great Lakes Dredge & Dock Corp. (a)	448,157
8,900	Lydall, Inc. (a)	451,675
15,280	Marlin Business Services Corp.	342,272
16,710	Marten Transport, Ltd.	339,213
25,000	Roadrunner Transportation Systems, Inc. (a)	192,750
42,810	SP Plus Corp. (a)	1,588,251
23,200	Sterling Construction Co., Inc. (a)	377,696
58,740	Thermon Group Holdings, Inc. (a)	1,390,376
21,700	Titan Machinery, Inc. (a)	459,389
168,540	Transcat, Inc. (a)	2,401,695
25,166	Tutor Perini Corp. (a)	637,958
81,129	UFP Technologies, Inc. (a)	2,255,386
14,100	Vectrus, Inc. (a)	434,985
5,200	VSE Corp.	251,836
52,323	YRC Worldwide, Inc. (a)	752,405
		17,224,112
Technology - 11.8%
123,705	American Software, Inc., Class A	1,438,689
32,400	Blucora, Inc. (a)	716,040
35,465	CalAmp Corp. (a)	760,015
24,213	Callidus Software, Inc. (a)	693,702
29,573	Carbonite, Inc. (a)	742,282
109,310	Clearfield, Inc. (a)	1,339,048
17,400	Cohu, Inc.	381,930
59,600	DHI Group, Inc. (a)	113,240
32,600	Electro Scientific Industries, Inc. (a)	698,618
29,300	Extreme Networks, Inc. (a)	366,836
39,558	Five9, Inc. (a)	984,203
25,100	Kimball Electronics, Inc. (a)	458,075
103,100	Limelight Networks, Inc. (a)	454,671
17,700	Nova Measuring Instruments, Ltd. (a)	458,607
9,500	Novanta, Inc (a)	475,000
29,440	PDF Solutions, Inc. (a)	462,208
22,029	Perficient, Inc. (a)	420,093
21,900	Rudolph Technologies, Inc. (a)	523,410
		11,486,667
Utilities - 1.0%
87,900	Atlantic Power Corp. (a)	206,565
35,311	Boingo Wireless, Inc. (a)	794,498
		1,001,063
Shares	Security Description	Value
Total Common Stock (Cost $76,252,021)		$95,502,249
Investment Companies - 0.7%
8,075	SPDR S&P Biotech ETF (Cost $456,117)	685,325
Money Market Fund - 1.7%
1,642,796	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 1.17% (b) (Cost $1,642,796)	1,642,796
Investments, at value - 100.2% (Cost $78,350,934)		$97,830,370
Other Assets & Liabilities, Net – (0.2)%		(158,960)
Net Assets – 100.0%		$97,671,410

ETF	Exchange Traded Fund
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2017.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$96,187,574
Level 2 - Other Significant Observable Inputs	1,642,796
Level 3 - Significant Unobservable Inputs	-
Total	$97,830,370

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2017.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	17.3%
Consumer Staples	1.1%
Energy	3.8%
Financial Services	19.9%
Health Care	19.6%
Materials & Processing	5.6%
Producer Durables	17.6%
Technology	11.7%
Utilities	1.0%
Investment Companies	0.7%
Money Market Fund	1.7%
100.0%

See Notes to Financial Statements.	11

ACUITAS US MICROCAP FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2017

ASSETS
. Investments, at value (Cost $78,350,934)	$97,830,370
Receivables:
Fund shares sold	86,934
Investment securities sold	53,693
Dividends	93,364
Prepaid expenses	9,919
Total Assets	98,074,280

LIABILITIES
Payables:
Investment securities purchased	139,718
Fund shares redeemed	118,038
Accrued Liabilities:
Investment adviser fees	109,353
Trustees' fees and expenses	380
Fund services fees	15,439
Other expenses	19,942
Total Liabilities	402,870

NET ASSETS	$97,671,410

COMPONENTS OF NET ASSETS
Paid-in capital	$76,797,433
Accumulated net investment loss	(829,084)
Accumulated net realized gain	2,223,625
Net unrealized appreciation	19,479,436
NET ASSETS	$97,671,410
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	7,383,905
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$13.23
*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.	12

ACUITAS US MICROCAP FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED DECEMBER 31, 2017

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $427) .	$397,773
Total Investment Income	397,773

EXPENSES
Investment adviser fees	660,665
Fund services fees	94,722
Custodian fees	9,921
Registration fees	7,786
Professional fees	17,439
Trustees' fees and expenses	3,051
Other expenses	57,213
Total Expenses	850,797
Fees waived and expenses reimbursed	(48,561)
Net Expenses	802,236

NET INVESTMENT LOSS	(404,463)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	4,170,174
Net change in unrealized appreciation (depreciation) on investments	4,360,714
NET REALIZED AND UNREALIZED GAIN	8,530,888
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,126,425

See Notes to Financial Statements.	13

ACUITAS US MICROCAP FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2017	For the Year Ended June 30, 2017
OPERATIONS
Net investment loss	$(404,463)	$(616,858)
Net realized gain	4,170,174	2,584,475
Net change in unrealized appreciation (depreciation)	4,360,714	13,037,255
Increase in Net Assets Resulting from Operations	8,126,425	15,004,872

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(3,399,933)	(754,553)

CAPITAL SHARE TRANSACTIONS
Sale of shares	6,508,753	20,667,507
Reinvestment of distributions	3,399,574	751,682
Redemption of shares	(4,653,843)	(14,136,349)
Redemption fees	105	1,256
Increase in Net Assets from Capital Share Transactions	5,254,589	7,284,096
Increase in Net Assets	9,981,081	21,534,415

NET ASSETS
Beginning of Period	87,690,329	66,155,914
End of Period (Including line (a))	$97,671,410	$87,690,329

SHARE TRANSACTIONS
Sale of shares	501,948	1,728,178
Reinvestment of distributions	257,543	60,473
Redemption of shares	(353,424)	(1,181,991)
Increase in Shares	406,067	606,660

(a) Accumulated net investment loss	$(829,084)	$(424,621)

See Notes to Financial Statements.	14

ACUITAS US MICROCAP FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended December 31, 2017		For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	July 18, 2014 (a) through June 30, 2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$12.57		$10.38	$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.06)		(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.19		2.39	(0.41)	1.34
Total from Investment Operations	1.13		2.30	(0.49)	1.27
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.47)		(0.11)	(0.40)	—
REDEMPTION FEES (b)	—	(c)	— (c)	— (c)	—	(c)
NET ASSET VALUE, End of Period	$13.23		$12.57	$10.38	$11.27
TOTAL RETURN	9.03	%(d)	22.21%	(4.27)%	12.70	%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$97,671	$87,690		$66,156	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.86	)%(e)	(0.78)%	(0.80)%	(0.74	)%(e)
Net expenses	1.70	%(e)	1.70%	1.70%	1.70	%(e)
Gross expenses (f)	1.80	%(e)	1.86%	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	20	%(d)	50%	52%	58	%(d)

(a)				Commencement of operations.
(b)				Calculated based on average shares outstanding during each period.
(c)				Less than $0.01 per share.
(d)				Not annualized.
(e)				Annualized.
(f)				Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	15

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

Note 1. Organization
Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a "Fund" and collectively, the "Funds") are diversified portfolios of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares.  As of December 31, 2017, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of non-exchange-traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust's Valuation Committee, as defined in each Fund's registration statement, performs certain functions as they relate to the administration and oversight of each Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of each Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets and liabilities
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest

16

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 — Significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of December 31, 2017, for each Fund's investments is included at the end of each Fund's Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund's federal income tax returns

17

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund's maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements require disclosure on each Fund's balance sheet.

Note 3. Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the "Adviser") is the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.
Each sub-advisory fee, calculated as a percentage of each Fund's average daily net assets managed by each sub-adviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as each Fund's distributor (the "Distributor"). The Funds have adopted a Distribution Plan (the "Plan") for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
18

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2018, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2018, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2017, the fees waived and/or reimbursed expenses were as follows:
	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived
Acuitas International Small Cap Fund	$107,218	$6,363	$113,581
Acuitas US Microcap Fund	39,868	8,693	48,561

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement of each Fund to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2017, $757,946 and $357,775 are subject to recapture by the Adviser for the Acuitas International Small Cap Fund and the Acuitas US Microcap Fund, respectively.

Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2017, totaled as follows:
	Purchases	Sales
Acuitas International Small Cap Fund	$35,173,071	$35,547,369
Acuitas US Microcap Fund	20,287,822	18,559,147

Note 6. Federal Income Tax
As of December 31, 2017, cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Acuitas International Small Cap Fund	$6,978,910	$(843,267)	$6,135,643
Acuitas US Microcap Fund	22,184,088	(2,704,652)	19,479,436

As of June 30, 2017, distributable earnings (accumulated loss) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total
Acuitas International Small Cap Fund	$1,432,804	$-	$(2,900,496)	$2,811,403	$1,343,711
Acuitas US Microcap Fund	-	1,925,724	(408,110)	14,629,871	16,147,485

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies ("PFIC") and wash sales in the Acuitas International Small Cap Fund and investments in PFICs, equity return of capital, partnership pass-through income, partnership distributions, partnership sale adjustments and wash sales in the Acuitas US Microcap Fund.
19

ACUITAS FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2017

As of June 30, 2017, the Acuitas International Small Cap Fund had $2,059,458 of available short-term capital loss carryforwards and $841,038 of available long-term capital loss carryforwards that have no expiration date.
For tax purposes, the prior late year ordinary loss was $408,110 (realized during the period January 1, 2017 through June 30, 2017) for Acuitas US Microcap Fund. This loss was recognized for tax purposes on the first business day of the Fund's current fiscal year, July 1, 2017.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

20

ACUITAS FUNDS ADDITIONAL INFORMATION DECEMBER 31, 2017

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 through December 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
21

ACUITAS FUNDS ADDITIONAL INFORMATION DECEMBER 31, 2017

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	July 1, 2017	December 31, 2017	Period*	Ratio*
Acuitas International Small Cap Fund
Institutional Shares
Actual	$1,000.00	$1,093.76	$7.92	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%

Acuitas US Microcap Fund
Institutional Shares
Actual	$1,000.00	$1,090.27	$8.96	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%

*
Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

22

FOR MORE INFORMATION

INVESTMENT ADVISER
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com

TRANSFER AGENT
Atlantic Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

ACUITAS INTERNATIONAL SMALL CAP FUND
ACUITAS US MICROCAP FUND
P.O. Box 588
Portland, ME 04112
(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its management, and other information.

220-SAR-1217

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 15, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 15, 2018